INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash (used in)/provided by operating activities	$ 2,455,000	$ (3,034,877)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash used in investing activities		(44,610)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term bank loans	7,722,100	9,646,105
Repayments of short-term bank loans	(7,714,815)	(12,135,200)
Proceeds from long-term loan		4,963,986
Payment of long-term loan	(1,380,017)	(999,133)
Proceeds of Interest-free advances for operation from related parties	179,201	678,431
Repayment of Interest-free advances for operation to a related party	(1,659,767)	(117,905)
Net cash provided by/(used in) financing activities	(2,853,298)	2,036,285
Effect of exchange rate changes	121,564	244,495
Net change in Cash and restricted cash	(276,734)	(798,707)
Cash and restricted cash at beginning of period	565,817	2,970,199
Cash and restricted cash at end of the period	289,083	2,171,492
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes	130,821	632,467
Cash paid for interest	334,689	358,215
SUPPLEMENTAL DISCLOSURE OF NONCASH FLOW INFORMATION:
Listing expense paid by a related party		$ 159,158
Right-of-use assets obtained in exchange for operating lease liabilities	$ 109,064